Key Management Personnel (Tables)	6 Months Ended
Dec. 31, 2025
General Information [Abstract]
Schedule of Persons were Directors

The following persons were directors of Gelteq Limited during the financial period:

Mr. Simon Hayden Szewach	(Non-Executive Chairman)
Mr. Nathan Jacob Givoni	(Executive Director)
Mr. Jeffrey W. Olyniec	(Non-Executive Director) - Resigned on 30 September 2025
Mr. Philip Dalidakis	(Non-Executive Director)

Schedule of Key Management Personnel of the Consolidated Entity

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	31 December 2025	31 December 2024
	$	$
Short-term employee benefits	99,547	199,095
Post-employment benefits	11,945	22,896
	111,492	221,991